INCOME TAXES (Details) - CNY (¥)	3 Months Ended		9 Months Ended	12 Months Ended			15 Months Ended	21 Months Ended	27 Months Ended	36 Months Ended				99 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2016	Dec. 31, 2017	Mar. 31, 2016	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2016
Income Taxes
Statutory income tax rate (as a percent)				25.00%	25.00%	25.00%
Undistributed earnings generated by the PRC consolidated entities				¥ 178,562,047			¥ 178,562,047		¥ 178,562,047					¥ 178,562,047
Unrecognized deferred income tax liability related to undistributed earnings				¥ 17,856,205			¥ 17,856,205		¥ 17,856,205					¥ 17,856,205
Dividend withholding tax						¥ 11,300,000
PRC
Income Taxes
Statutory income tax rate (as a percent)				25.00%										25.00%
Preferential tax rate as a high and new technology enterprise (as a percent)				15.00%
Withholding tax rate for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC (as a percent)				10.00%
PRC | ATA Testing
Income Taxes
Preferential tax rate as a high and new technology enterprise (as a percent)									15.00%		15.00%		15.00%
PRC | ATA Testing | Future
Income Taxes
Statutory income tax rate (as a percent)		25.00%
Preferential tax rate as a high and new technology enterprise (as a percent)			15.00%
PRC | ATA Learning
Income Taxes
Preferential tax rate as a high and new technology enterprise (as a percent)							15.00%			15.00%		15.00%
PRC | ATA Learning | Future
Income Taxes
Statutory income tax rate (as a percent)	25.00%
Preferential tax rate as a high and new technology enterprise (as a percent)								15.00%
PRC | ATA Online
Income Taxes
Preferential tax rate as a high and new technology enterprise (as a percent)							15.00%			15.00%		15.00%
PRC | ATA Online | Future
Income Taxes
Statutory income tax rate (as a percent)	25.00%
Preferential tax rate as a high and new technology enterprise (as a percent)								15.00%
PRC | Beijing JDX
Income Taxes
Preferential tax rate as a high and new technology enterprise (as a percent)							15.00%			15.00%		15.00%
PRC | Beijing JDX | Future
Income Taxes
Statutory income tax rate (as a percent)	25.00%
Preferential tax rate as a high and new technology enterprise (as a percent)								15.00%
PRC | Zhongxiao Zhixing
Income Taxes
Statutory income tax rate (as a percent)				25.00%